Borrowings - Summary of movements in the group's outstanding borrowings (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about borrowings [abstract]
Borrowings	$ 400,911	$ 567,899
Borrowings converted to equity	0	(105,501)
Redemption of borrowings	0	(34,899)
Paid Payment In Kind Interest	0	(19,200)
Premium on redeemed and unredeemed bonds	0	15,472
Change in fair value upon extinguishment of convertible shareholder loans		32,114
Recognition of deferred debt issue costs	(2,889)	0
Accretion/derecognition of borrowings discount	35,065	5,506
Recognition of new borrowings discount	(43,241)	(34,302)
Proceeds from new borrowings	467,196	114,282
Loans from related party converted to equity	(50,000)	(240,542)
Repayments of borrowings	(83,951)	(2,597)
Accrued interest	40,424	89,958
Amortization of deferred debt issue costs	23	12,754
Foreign currency exchange difference	1,032	(33)
Borrowings	$ 764,570	$ 400,911